Background and Basis of Presentation	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation	Background and Basis of Presentation
Milacron Holdings Corp. (the "Company" or "Milacron") is a global leader in the manufacture, distribution, and service of highly engineered and customized systems used in the plastic technology and processing industry. The Company has a full-line product portfolio that includes hot runner systems, injection molding and extrusion equipment and produces process control systems, mold bases and components and maintenance, repair and operating ("MRO") supplies for plastic processing equipment and fluid technology. The Company operates throughout the world and is headquartered in Cincinnati, Ohio.
Principles of Consolidation and Basis of Presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and include the accounts of the Company, its majority-owned subsidiaries and entities over which the Company has control. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities at the reporting date and the amounts of revenue and expenses in the periods presented in the Consolidated Financial Statements. Actual results could differ from these estimates. The Company’s results are affected by economic, political, legislative, regulatory and legal actions. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, governmental fiscal policies and changes in the prices of raw materials, can have a significant effect on estimates recognized.
Foreign Currency
Assets and liabilities of the Company’s non-U.S. operations, whose functional currency is the local currency, are translated into U.S. dollars at period-end exchange rates. Income and expense items are translated at the average rates of exchange during the period. Net exchange gains or losses resulting from such translation are included in accumulated other comprehensive loss, a component of shareholders’ equity, and included in net earnings only upon sale or liquidation of the underlying foreign subsidiary. Foreign currency transaction gains and losses are recognized in net earnings based on differences between foreign exchange rates on the transaction date and the settlement date. Intercompany foreign currency transactions, including intercompany advances, that are not long-term in nature are recorded within loss (gain) on currency translation within the Consolidated Statements of Operations.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and all highly liquid investments with original maturities of three months or less. The carrying value of cash and cash equivalents approximates fair value.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable consists of amounts owed to the Company through product shipments and services provided and is presented net of an allowance for doubtful accounts. The Company grants credit to its customers in the normal course of business. To reduce credit risk, the Company performs credit investigations prior to accepting new customers and prior to adjusting existing credit limits.
The estimate of the allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit loss in the Company’s existing accounts receivable. The Company regularly reviews the adequacy of its allowance for doubtful accounts. The Company determines the allowance based upon an analysis of prior collection experience, specific customer creditworthiness and economic trends within the industries the Company serves. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligation (e.g., bankruptcy filings), the Company records a specific reserve to reduce the receivable to the amount reasonably believed to be collected. When an account is considered uncollectible, it is written off against the allowance for doubtful accounts.
During 2017, the Company entered into an accounts receivable factoring agreement to sell certain unsecured receivables in the U.S., without recourse, to an unrelated third-party financial institution. During 2018, the Company entered into an accounts receivable factoring agreement to sell certain unsecured receivables in China, without recourse, to an unrelated third-party financial institution. Under the terms of the agreements, the Company retains no rights or interest and has no obligations with respect to the receivables. As such, the factoring under these arrangements is accounted for as a sale. The Company sold $31.1 million and $5.7 million of receivables during the years ended December 31, 2018 and 2017, respectively. The receivables sold under these agreements were recorded as a reduction of accounts receivable and proceeds as cash provided by operating activities.
Inventories
Inventories consist of metalworking fluids and chemicals, machinery parts and supplies, and machines and components manufactured or in the process of assembly. Inventories are stated at net realizable value. The principal methods of determining costs are average or standard costs, which approximate the first-in, first-out method.
Inventories are recorded net of reserves for obsolescence of $37.4 million and $30.8 million at December 31, 2018 and 2017, respectively. The inventory obsolescence reserve is determined by specific identification, as well as an estimate based on age, saleability and market conditions. The Company recorded $4.7 million of inventory write-downs during the year-ended December 31, 2018, primarily related to actions resulting from restructuring initiatives and certain discontinued product lines.
Debt Issuance Costs
The Company capitalizes costs associated with the issuance of debt and amortizes these costs over the lives of the debt instruments using the effective interest method or the straight-line method based on the terms of the underlying debt instrument. These costs are recorded as debt issuance costs as a direct reduction from the carrying amount of the corresponding debt liability in the accompanying Consolidated Balance Sheets and the related amortization of debt issuance costs is included within interest expense, net within the Consolidated Statements of Operations and amounted to $2.3 million, $2.4 million and $3.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. Upon the prepayment of the related debt, the Company accelerates the recognition of an appropriate amount of the costs.
Property and Equipment
Expenditures for property and equipment, including amounts related to capital leases, are carried at cost and are depreciated using the straight-line method over the estimated useful lives of the assets. Buildings are generally depreciated over useful lives of 20 to 45 years and machinery and equipment over useful lives of 3 to 12 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or the remaining term of the associated lease. Repairs, betterments, and renewals that extend the life of the asset are capitalized. Other repairs and maintenance expenditures are expensed as incurred.
Property and equipment consist of the following as of:

	December 31,
	2018	2017
	(in millions)
Land	$21.0	$26.4
Buildings	89.0	92.3
Machinery and equipment	252.2	242.2
	362.2	360.9
Accumulated depreciation	(146.5)	(127.5)
	$215.7	$233.4

The Company recorded depreciation expense of $27.4 million, $27.7 million and $26.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company allocates depreciation expense to cost of sales and selling, general and administrative expense as appropriate.
Goodwill and Other Intangible Assets
Goodwill represents the excess of acquisition cost over the estimated fair value of net assets acquired in business combinations. Intangible assets are recorded at cost, and those intangible assets with finite lives are amortized over their respective estimated useful lives. The Company estimates the useful lives of the intangible assets acquired in business combinations based on information available at the time of acquisition. In establishing the useful lives of acquired customer relationships, the Company considered the buying patterns and length of time that the acquired customers have purchased the Company’s products as well as the estimated future cash flows the Company anticipates to be generated from these customers. For technology, the Company considered the likelihood of competitors creating new competing technologies. For trademarks, the Company considered how well the acquired trademarks are known throughout the industry and are expected to continue to generate positive cash flows in the future. The useful lives of non-compete agreements are equal to the respective agreement terms.
The Company performs an annual impairment test on all existing goodwill and other indefinite-lived assets on October 1 of each year and whenever events or circumstances make it more likely than not that impairment may have occurred. The Company tested goodwill for impairment based on its identified reporting units.
As a result of the adoption of Accounting Standards Update ("ASU") No. 2011-08, Testing Goodwill for Impairment, the Company may first assess a range of qualitative factors including, but not limited to, macroeconomic conditions, industry conditions, the competitive environment, changes in the market for the Company’s products and services, regulatory and political developments, entity-specific factors such as strategies and financial performance, when evaluating the potential for impairment of goodwill. For reporting units in which this assessment is not conclusive that it is more likely than not that the fair value is greater than its carrying value, the Company will determine the estimated fair value of each reporting unit and compare that to its carrying amount.
If the estimated fair value of the reporting unit is in excess of the carrying value, the related goodwill is considered not to be impaired. As a result of the adoption of ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, if the carrying amount of the reporting unit exceeds the estimated fair value, the excess of the carrying value of the reporting unit over the estimated fair value of the reporting unit will be recorded as an impairment loss.
The Company performed a quantitative impairment test for all reporting units as of October 1, 2018. The Company’s determination of estimated fair value of each reporting unit was determined using a combination of the market approach and the income approach. Under the market approach, fair value is based on revenue and earnings multiples for guideline public companies in the reporting unit’s peer group. The market approach requires significant judgment regarding the selection of guideline companies. Under the income approach, value is determined based upon the estimate of future positive cash flows to be derived from ownership. The income approach requires significant judgment including estimates about future cash flows and risk-adjusted discount rates. A combination of the methodologies is used and weighted appropriately for each reporting unit.
The Company also tests its indefinite-lived intangible assets, consisting of trademarks, for impairment using a “relief-from-royalty” method. Significant assumptions inherent in the methodologies are employed and include such estimates as royalty and discount rates.
The Company's annual impairment test of goodwill and indefinite-lived intangible assets resulted in no impairment charge being recognized in 2018 and 2016. In 2017, the annual impairment test resulted in a goodwill impairment charge of $1.4 million. For further information on goodwill and other intangible assets, see Note 4.
Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Examples of events or changes in circumstances could include, but are not limited to, a prolonged economic downturn, current period operating or cash flow losses combined with a history of losses or a forecast of continuing losses associated with the use of an asset group, or a current expectation that an asset group will be sold or disposed of before the end of its previously estimated useful life. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset to the estimated future undiscounted net cash flows expected to be generated by the asset or group of assets. If estimated future undiscounted net cash flows are less than the carrying amount of the asset or group of assets, the asset is considered impaired and a loss is recognized in an amount required to reduce the carrying amount of the asset to its then estimated fair value. Fair value generally is determined from estimated discounted future net cash flows (for assets held for use) or net realizable value (for assets held for sale).

During the fourth quarter of 2018, the Company recognized a $3.3 million impairment charge due to excess manufacturing capacity at one of its facilities located in Europe. The facility’s assets are recorded within the Company's APPT segment and the impairment charge is recorded within other expense, net within the Consolidated Statements of Operations.
Self-Insurance Reserves
The Company is primarily self-insured for many types of risks, including, but not limited to, general liability, auto liability, product liability, environmental claims and workers’ compensation for most domestic employees. The Company establishes undiscounted reserves for the estimated ultimate cost of all asserted and unasserted claims incurred and is established based on historical experience and known or estimated ultimate exposure. The Company’s exposure, except for certain environmental claims, is limited by excess liability coverage. Workers’ compensation claims in excess of certain limits are insured with commercial carriers. Reserves, gross of expected recoveries, are included in current and noncurrent liabilities. Expected recoveries from excess carriers are included in noncurrent assets.
Employee Benefit Plans
The Company maintains defined contribution plans for its U.S. employees and certain non-U.S. employees. Certain of the Company’s non-U.S. subsidiaries in Germany and the United Kingdom sponsor defined benefit pension plans for certain non-U.S. employees. The Company’s policy is to fund the plans in accordance with applicable laws and regulations and the funded status of the Company’s defined benefit plans is recognized in the Consolidated Balance Sheets. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at December 31, the measurement date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation ("PBO"). The PBO represents the actuarial present value of benefits expected to be paid upon retirement based on estimated future compensation levels. The fair value of plan assets represents the current market value of assets. The measurement of the benefit obligation is based on the Company’s estimates and actuarial valuations. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain key assumptions that require significant judgment, including, but not limited to, estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. For additional information regarding plan assumptions and the current financial position of the Company's defined benefit pension plans, see Note 7.
Revenue Recognition
The Company recognizes revenue under the core principle to depict the transfer of control to the Company's customers in an amount reflecting the consideration the Company expects to be entitled. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.
The Company considers customer purchase orders to be contracts with a customer. For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations. As the Company's standard payment terms are less than one year, the Company has elected the practical expedient under Accounting Standards Codification ("ASC") 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company's performance obligation is satisfied), which typically occurs at shipment.
Appropriate allowances for returns are recorded at the time revenue is recognized. The Company continually evaluates the creditworthiness of its customers and enters into sales contracts only when collection of the sales price is reasonably assured. For sales of plastic processing machinery, customers are generally required to make substantial down payments prior to shipment, which helps to ensure collection of the full price. These down payments are classified within advanced billings and deposits on the Consolidated Balance Sheets.
Cost of Sales
Costs associated with net sales are recorded in cost of sales. Cost of sales includes the costs of receiving, producing, inspecting, warehousing, insuring, and shipping goods during the period, as well as depreciation and amortization of long-lived assets used in these processes. Cost of sales also includes shipping and handling costs associated with the delivery of goods to customers and costs associated with internal transfers between plant locations.
Advertising Costs
Advertising costs are charged to expense as incurred and include amounts related to participation in trade shows. The Company incurred advertising costs of $6.8 million, $3.2 million and $5.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Warranty Costs
A reserve for estimated warranty costs is recorded at the time of sale of machinery and parts and these estimates are based on historical warranty claim experience, with subsequent adjustments for ongoing claims exposure. The reserve for estimated warranty costs is included in other current liabilities in the accompanying Consolidated Balance Sheets.
The following table summarizes changes in the Company’s warranty reserves:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Balance at the beginning of year	$9.7	$8.6	$8.2
Warranty expense	11.6	15.1	12.2
Warranty claims paid	(12.2)	(14.6)	(11.7)
Foreign currency translation adjustments	(0.4)	0.6	(0.1)
Balance at the end of year	$8.7	$9.7	$8.6

Stock-Based Compensation
The Company accounts for stock-based payment transactions in which the Company receives employee services in exchange for equity instruments of the Company. Stock-based compensation, including grants of stock options and restricted stock, is measured in the Consolidated Statements of Operations based on the grant date fair values of the stock-based awards.
The compensation expense recognized for each stock-based award is recognized ratably on a straight-line basis over the requisite service period except for performance-based awards which are recognized over the requisite service period if it is probable that the performance conditions will be satisfied. Stock-based compensation expense is reported within selling, general and administrative expenses in the Consolidated Statements of Operations. The Company will recognize a benefit from stock-based compensation within income tax expense if an incremental tax benefit is realized by following the ordering provisions of the tax law. Additional information regarding stock-based compensation can be found in Note 10.
Research and Development
Expenditures for research and development are expensed as incurred and included in selling, general and administrative expense in the accompanying Consolidated Statements of Operations. The Company incurred research and development expenses of $12.7 million, $15.1 million and $18.9 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Income Taxes
The Company is subject to income taxes in the United States and numerous foreign jurisdictions. Significant judgment in the forecasting of taxable income using historical and projected future operating results is required in determining the Company’s provision for income taxes and the related assets and liabilities. The provision for income taxes includes income taxes paid, currently payable or receivable, and deferred taxes including those related to investments in foreign subsidiaries that are not permanent in nature. Under U.S. GAAP, deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be settled or realized. Deferred tax assets are also recognized for the estimated future effects of tax loss carryforwards. The effect of changes in tax rates on deferred taxes is recognized in the period in which the enactment dates change.
The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance if it is more likely than not that some portion or all of a deferred tax asset will not be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based on the evaluation of positive and negative evidence. This evidence includes historical pre-tax and taxable income, projected future taxable income, the expected timing of the reversal of temporary differences and the implementation of tax planning strategies. Projected future taxable income is based on expected results and assumptions as to the jurisdiction in which the income will be earned. The expected timing of the reversals of existing temporary differences is based on current tax law and the Company’s tax methods of accounting.
The Company records income tax liabilities for uncertain foreign and domestic tax positions utilizing the prescribed recognition and measurement principles under U.S. GAAP.
Fair Value of Financial Instruments
The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the Consolidated Financial Statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1–Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•
Level 2–Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial statements.

•	Level 3–Valuation is based upon other unobservable inputs that are significant to the fair value measurements.
Derivative Financial Instruments
The Company’s risk management strategy includes the use of derivative instruments, specifically foreign currency forward exchange contracts, interest rate swaps and cross-currency interest rate swaps, to reduce the effects on its operating results and cash flows from fluctuations caused by volatility in currency exchange rates and interest rates, respectively. The Company recognizes all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at their respective estimated fair values. The accounting for changes in the fair value (i.e., unrealized gains or losses) of a derivative instrument depends on whether it has been designated, and is highly effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company designates the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Changes in the fair value of derivative instruments that are highly effective and designated as cash flow hedges are reported as a component of other comprehensive income (loss) ("OCI") and reclassified into earnings in the same line-item associated with the forecasted transaction and in the same period during which the hedged transaction impacts earnings.
Recently Adopted Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"). ASU 2014-09, as further amended, affects virtually all aspects of an entity’s revenue recognition, including determining the measurement of revenue and the timing of when it is recognized for the transfer of goods or services to customers. ASU 2014-09 was effective for the Company beginning January 1, 2018. The guidance permits two methods of adoption - retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The new standard also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows from customer contracts. The Company adopted Topic 606 on January 1, 2018, using the modified retrospective method, which did not result in an adjustment to equity. The Company's sales transactions generally consist of a single performance obligation to transfer promised goods or services.
In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016-09"). ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 was effective for the Company beginning January 1, 2017 and the impact of the Company's adoption in 2017 resulted in the following:

•
The Company recorded $1.1 million of previously unrecognized deferred tax assets that arose from tax deductions for share-based compensation in excess of compensation expense recognized for financial reporting during years when net operating losses were created. A corresponding increase in the valuation allowance was also recorded and, as a result, there was no impact to the Company's Consolidated Statements of Operations.

•
The Company elected to change its policy on accounting for forfeitures and now will account for forfeitures as they occur. This policy election resulted in a cumulative-effect adjustment to retained earnings of $0.8 million as of January 1, 2017.

•
The Company will no longer reclassify any excess tax benefits from operating activities to financing activities in the statement of cash flows. The Company elected to apply this change in presentation prospectively and thus prior periods have not been adjusted.

•
The Company excluded the excess tax benefits from the assumed proceeds available to repurchase shares in the computation of diluted earnings per share for the year ended December 31, 2017. This did not have an impact on our computation of diluted weighted-average common shares outstanding.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) ("ASU 2016-15"). ASU 2016-15 clarifies the classification of certain cash receipts and cash payments within the statement of cash flows to reduce diversity in practice. ASU 2016-15 is effective for the Company beginning January 1, 2018 and early adoption is permitted. The Company elected to early adopt ASU 2016-15 as of January 1, 2017 which was required to be adopted retrospectively. As a result, the Company has classified debt extinguishment costs paid as a financing activity within the Company's Consolidated Statements of Cash Flows.
In October 2016, the FASB issued ASU No. 2016-16, Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory ("ASU 2016-16"). Prior to the adoption of ASU 2016-16, the tax effects of intra-entity transfers are deferred until the transferred asset is sold to a third party or otherwise recovered through use. ASU 2016-16 eliminates this deferral for all intra-entity sales of assets other than inventory. ASU 2016-16 is effective for the Company beginning January 1, 2018 with early adoption permitted and the Company elected to early adopt ASU 2016-16 as of January 1, 2017. As a result, the Company recorded a cumulative-effect adjustment to retained earnings of approximately $1.9 million with a corresponding reduction in prepaid tax assets as of January 1, 2017.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business ("ASU 2017-01"). ASU 2017-01 adds guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the Company beginning January 1, 2018 with early adoption permitted. The Company elected to early adopt ASU 2017-01 as of January 1, 2017 and the adoption did not have a material impact on the Consolidated Financial Statements.
In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment ("ASU 2017-04"). ASU 2017-04 eliminates the two-step process that required identification of potential impairment and a separate measure of the actual impairment. Goodwill impairment charges, if any, would be determined by the difference between a reporting unit's carrying value and its fair value (impairment loss is limited to the carrying value). ASU 2017-04 is effective for annual or any interim goodwill impairment tests beginning after December 15, 2019 with early adoption permitted. The Company elected to early adopt ASU 2017-04 as of January 1, 2017 and the adoption did not have a material impact on the Consolidated Financial Statements.
In March 2017, the FASB issued ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Costs ("ASU 2017-07"). ASU 2017-07 requires the service component of pension and other postretirement benefit costs to be presented in the same line item as other employee compensation costs on the consolidated statements of operations; however, the other components of net benefit cost are required to be presented outside of operating income within the consolidated statements of operations. ASU 2017-07 is effective for fiscal years beginning after December 31, 2017 and the Company adopted the accounting standard update as of January 1, 2018. The other components of net benefit cost of $0.9 million, $1.1 million and $0.7 million for the years ended December 31, 2018, 2017 and 2016, respectively, are presented in a separate line outside of operations within the Consolidated Statements of Operations. The Company has retrospectively applied the change in accounting principle to all periods presented. The adoption of this standard update had no other effect on the Consolidated Financial Statements.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging ("ASU 2017-12"), which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 with early adoption permitted. The Company elected to early adopt ASU 2017-12 in the fourth quarter of 2018 and the adoption did not have a material impact on the Consolidated Financial Statements.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) ("ASU 2016-02"). ASU 2016-02 establishes a right-of-use ("ROU") model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than twelve months. Leases will be either classified as finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 also requires significant additional disclosures about the amount, timing and uncertainty of cash flows from leases. The Company will adopt ASU 2016-02 effective January 1, 2019 using a modified retrospective method. Under the modified retrospective approach, the Company will not adjust its comparative period financial information or make new lease disclosures for periods before the effective date. As permitted under the guidance, the Company plans to elect the package of practical expedients and will carry forward the assessment of whether contracts contain or are leases and the classification of leases. Based on the Company's portfolio of leases at December 31, 2018, approximately $36.0 million to $38.0 million of lease assets and liabilities will be recognized on the balance sheet upon adoption, primarily relating to the Company's leased manufacturing facilities and vehicles. The Company is substantially complete with its implementation efforts.
Reclassifications
Certain amounts in the prior period Consolidated Financial Statements have been reclassified to conform to the current year's presentation.